As filed with the Securities and Exchange Commission on February 25, 1997
                                                        Registration No. 2-94184


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 23

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 19

                         REICH & TANG EQUITY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   600 Fifth Avenue, New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5200

                 -----------------------------------------------
                               Bernadette N. Finn
                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)
                 -----------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

      [X]   immediately upon filing pursuant to paragraph (b)
      [ ]   on (date) pursuant to paragraph (b)
      [ ]   60 days after filing pursuant to paragraph (a)
      [ ]   on (date) pursuant to paragraph (a) of Rule 485
      [ ]   75 days after filing pursuant to paragraph (a)(2)
      [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485


     CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------

                                Proposed         Proposed
                                 Maximum         Maximum
Securities        Amount        Offering         Aggregate       Amount of
  Being            Being        Price per        Offering      Registration
Registered       Registered       Unit*           Price           Fee

COMMON
STOCK


$.001 par      1,337,289.977     $18.27        $330,000.00       $100.00**
value


--------------------------------------------------------------------------


* Estimated solely for the purposes of determining the amount of the registration fee based on the net asset value per share of such Common Stock on February 14, 1997.

     ** Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940. 5,130,714.910 shares were redeemed during the fiscal year ended December 31, 1996: 1,319,227.58 of which are being used for "reduction" in this amendment, and 3,811,487.33 of which were previously so used in filings pursuant to Rule 24e-2(a) or 24f-2(c) during the current fiscal year ending December 31, 1997.

Exhibit:  Opinion of  Battle Fowler LLP

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 25th day of February, 1997.

                                        REICH & TANG EQUITY FUND, INC.



                                        By:  /s/Steven W. Duff
                                             Steven W. Duff
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     SIGNATURE                          CAPACITY                      DATE


(1)  Principal Executive Officer


     /s/Steven W. Duff                  Executive Vice President      2/25/97
     Steven W. Duff


(2)  Principal Financial and
     Accounting Officer


     /s/Richard De Sanctis
     Richard De Sanctis                 Treasurer                     2/25/97


(3)  Majority of Directors


     Robert F. Hoerle    Director
     W. Giles Mellon     Director
     Robert Straniere    Director
     Yung Wong           Director


By:  /s/Bernadette N. Finn
     Bernadette N. Finn                                               2/25/97
     Attorney-in-Fact*


* Powers of Attorney filed as Other Exhibits to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File Nos. 2-94184 and 811-4148 and incorporated herein by reference).